Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	$ 16,717
Loss on Contingent Consideration Payable	7,742
Contingent and deferred consideration liability	28,496
Contingent and deferred consideration payable – non-current	$ 10,316	$ 17,142